SHORT-TERM AND LONG-TERM DEBT (Schedule of Long-Term Debt) (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 NOK (kr)	Oct. 31, 2021 USD ($)	May 12, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 NOK (kr)	Jun. 30, 2020 USD ($)	Jan. 21, 2020 NOK (kr)	Jun. 04, 2019 NOK (kr)	May 04, 2018 USD ($)	Apr. 23, 2018 USD ($)	Oct. 05, 2016 USD ($)
Debt Instrument [Line Items]
Total debt principal	$ 1,903,755,000				$ 1,663,394,000
Less: unamortized debt issuance costs	(14,541,000)				(14,325,000)
Less : current portion of long-term debt	(302,769,000)				(484,956,000)
Long-term debt	1,586,445,000				1,164,113,000
Senior unsecured convertible bonds due 2021
Debt Instrument [Line Items]
Total debt principal	$ 0		$ 144,700,000		212,200,000
Interest rate (in percentage)	5.75%	5.75%										5.75%
4.875% unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Total debt principal	$ 137,900,000				139,900,000
Interest rate (in percentage)	4.875%	4.875%									4.875%
Debt amount										$ 14,000,000	$ 150,000,000
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Interest rate (in percentage)	7.25%	7.25%
Senior unsecured convertible bonds due 2021
Debt Instrument [Line Items]
Long-term debt, gross	$ 0				212,230,000
Debt amount												$ 225,000,000
NOK700 million senior unsecured floating rate bonds due 2023
Debt Instrument [Line Items]
Long-term debt, gross	79,507,000				81,572,000
Total debt principal	79,500,000	kr 700,000,000			81,600,000	kr 700,000,000
Debt amount | kr		700,000,000
4.875% unsecured convertible bonds due 2023
Debt Instrument [Line Items]
Long-term debt, gross	137,900,000				139,900,000
NOK700 million senior unsecured floating rate bonds due 2024
Debt Instrument [Line Items]
Long-term debt, gross	78,939,000				80,989,000
Total debt principal	78,900,000	695,000,000			81,000,000	695,000,000
Debt amount | kr		700,000,000							kr 700,000,000
NOK600 million senior unsecured bonds due 2025
Debt Instrument [Line Items]
Long-term debt, gross	61,334,000				62,927,000
Total debt principal	61,300,000	540,000,000			62,900,000	kr 540,000,000
Debt amount | kr		kr 600,000,000						kr 600,000,000
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Long-term debt, gross	150,000,000				0
Total debt principal	$ 150,000,000				0
Interest rate (in percentage)	7.25%	7.25%		7.25%
Debt amount				$ 150,000,000
Lease debt financing
Debt Instrument [Line Items]
Long-term debt, gross	$ 126,955,000				0
Total debt principal	$ 127,000,000				0
Interest rate (in percentage)	2.50%	2.50%
U.S. dollar denominated floating rate debt due through 2029
Debt Instrument [Line Items]
Long-term debt, gross	$ 1,253,481,000				1,070,137,000
Common stock - Frontline Ltd
Debt Instrument [Line Items]
Long-term debt, gross	15,639,000				15,639,000
Debt amount	$ 15,600,000				$ 36,800,000		$ 36,800,000